CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jul. 31, 2012	Jul. 31, 2011
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	2,178,297	2,178,297
Unrealized gain (loss) on available-for-sale securities, deferred taxes (benefit) (in dollars)	$ 110,000	$ 64,000
Treasury stock, shares	162,517	162,517